SHARE-BASED COMPENSATION - General (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) plan shares	Dec. 31, 2021 plan shares	Dec. 31, 2020 shares
SHARE-BASED PAYMENT
Number of share option plans | plan	1	1
Number of share options approved for grant	2,281,416	1,536,793
Number of shares exercised	389,178	357,010
Unallocated pool	512,432	84,108	28,914